Financial instruments and risk management (Details 7) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Liabilities	R$ 205
Market risk [member]
IfrsStatementLineItems [Line Items]
Current asset	73	R$ 137
Non-current asset	99	210
Assets	172	347
Current liabilities	212	58
Non-current liabilities	101	141
Liabilities	313	199
Derivatives liabilities - assets	141	R$ (148)
Market risk [member] | Non Hedge Accounting Transactions [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments at beginning	53
Change in fair value	11
Financial settlement	(30)
Derivative financial instruments at ending	34
Market risk [member] | Non Hedge Accounting Transactions [Member] | Future Contract [Member]
IfrsStatementLineItems [Line Items]
Notional	(45)
Derivative financial instruments at beginning	(3)
Change in fair value	26
Financial settlement	(32)
Derivative financial instruments at ending	(9)
Market risk [member] | Non Hedge Accounting Transactions [Member] | Swap Terminal Quimica [Member]
IfrsStatementLineItems [Line Items]
Notional	(24)
Derivative financial instruments at beginning	62
Change in fair value	(40)
Financial settlement	2
Derivative financial instruments at ending	24
Market risk [member] | Non Hedge Accounting Transactions [Member] | Energy Future Agreements [Member]
IfrsStatementLineItems [Line Items]
Notional	(77)
Derivative financial instruments at beginning	(6)
Change in fair value	25
Derivative financial instruments at ending	19
Market risk [member] | Hedge Accounting Transactions [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments at beginning	(201)
Change in fair value	277
Financial settlement	30
Derivative financial instruments at ending	106
Market risk [member] | Hedge Accounting Transactions [Member] | Put And Call Options [Member]
IfrsStatementLineItems [Line Items]
Notional	5,358
Derivative financial instruments at beginning	(37)
Change in fair value	171
Financial settlement	(1)
Derivative financial instruments at ending	132
Market risk [member] | Hedge Accounting Transactions [Member] | Swap CRA [Member]
IfrsStatementLineItems [Line Items]
Notional	742
Derivative financial instruments at beginning	(129)
Change in fair value	64
Financial settlement	15
Derivative financial instruments at ending	(49)
Market risk [member] | Hedge Accounting Transactions [Member] | Swap CDI Dollar [Member]
IfrsStatementLineItems [Line Items]
Notional	127
Derivative financial instruments at beginning	(36)
Change in fair value	43
Financial settlement	17
Derivative financial instruments at ending	R$ 24